Related Party Transactions (Details) - Schedule of related party balances - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Accounts receivable		$ 414,639	$ 696,086
Non-current accounts receivable-related parties
Non-current accounts receivable-related parties		548,395	813,297
Due to related parties
Due to related parties		4,163	3,005
Revenue
Revenue			609,321
Cost of revenues
Cost of revenues		52,961
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Accounts receivable
Accounts receivable	[1]	414,639	696,086
Non-current accounts receivable-related parties
Non-current accounts receivable-related parties	[1]	548,395	813,297
Revenue
Revenue	[1]		609,321
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Due to related parties
Due to related parties	[2]	4,163	3,005
Cost of revenues
Cost of revenues	[2]	$ 52,961

[1]	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholder of HiTek is under common control. As of March 22, 2022, Beijing Zhongzhe subsequently repaid $220,167.
[2]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd.